UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET

INSTITUTIONAL CASH RESERVES

FORM N-Q

MAY 31, 2013

Notes to Schedule of Investments (unaudited)

Investments in Prime Cash Reserves Portfolio, at value $9,188,491,512.

1. Organization and significant accounting policies

Western Asset Institutional Cash Reserves (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (53.6% at May 31, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.3%
Asset-Backed Commercial Paper - 0.6%
Straight-A Funding LLC	0.130%	6/4/13	$95,664,000	$95,663,655	(a)(b)

Certificates of Deposit - 24.9%
Bank of Montreal Chicago	0.240%	8/5/13	120,000,000	120,000,000
Bank of Montreal Chicago	0.180%	8/28/13	74,565,000	74,565,000
Bank of Nova Scotia	0.250%	6/27/13	75,000,000	75,000,000
Bank of Nova Scotia	0.477%	10/18/13	23,400,000	23,417,178	(c)
Bank of Nova Scotia	0.484%	11/18/13	50,000,000	50,047,787	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.310%	7/2/13	52,500,000	52,500,000
Bank of Tokyo-Mitsubishi UFJ NY	0.300%	7/8/13	50,000,000	50,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.540%	12/12/13	17,000,000	17,023,474
BNP Paribas NY Branch	0.420%	9/6/13	100,000,000	100,000,000
BNP Paribas NY Branch	0.280%	9/13/13	100,000,000	100,000,000
Branch Banking & Trust Co.	0.180%	7/29/13	35,000,000	35,000,000
Canadian Imperial Bank of Commerce	0.140%	6/26/13	38,500,000	38,500,737
Canadian Imperial Bank of Commerce	0.323%	8/29/13	75,000,000	75,000,000	(c)
Deutsche Bank AG NY	0.410%	8/26/13	100,000,000	100,000,000
Deutsche Bank AG NY	0.410%	8/26/13	50,000,000	50,000,000
DnB NOR Bank ASA	0.275%	7/31/13	70,000,000	69,999,437
JPMorgan Chase Bank N.A.	0.200%	7/29/13	60,000,000	60,000,000
Mizuho Corp. Bank Ltd.	0.160%	6/21/13	15,000,000	15,000,000
Mizuho Corp. Bank Ltd.	0.350%	7/2/13	100,000,000	100,000,000
Mizuho Corp. Bank Ltd.	0.250%	10/22/13	97,500,000	97,500,000
Nordea Bank Finland PLC	0.250%	8/20/13	100,000,000	100,000,000
Nordea Bank Finland PLC	0.270%	8/26/13	100,000,000	100,000,000
Nordea Bank Finland PLC	0.270%	9/3/13	125,000,000	125,000,000
Oversea-Chinese Banking Corp. Ltd.	0.150%	6/28/13	35,000,000	35,000,000
Rabobank Nederland NY	0.390%	6/18/13	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.480%	6/4/13	100,000,000	100,000,000	(c)
Royal Bank of Canada	0.328%	7/11/13	30,000,000	30,000,000	(c)
Royal Bank of Canada	0.310%	1/27/14	50,000,000	50,000,000	(c)
Royal Bank of Canada	0.300%	2/19/14	97,000,000	97,000,000	(c)
Skandinaviska Enskilda Banken AB	0.290%	10/1/13	163,250,000	163,247,284
Societe Generale	0.320%	8/21/13	150,000,000	150,000,000
Standard Chartered Bank NY	0.310%	7/22/13	150,000,000	150,000,000
Standard Chartered Bank NY	0.300%	9/3/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.340%	6/3/13	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.330%	6/17/13	150,000,000	150,000,000
Sumitomo Mitsui Banking Corp.	0.320%	7/2/13	52,500,000	52,500,000
Sumitomo Mitsui Banking Corp.	0.300%	8/8/13	100,000,000	100,000,000
Svenska Handelsbanken AB	0.240%	6/17/13	100,000,000	100,000,000
Svenska Handelsbanken AB	0.270%	8/12/13	75,000,000	75,000,728
Svenska Handelsbanken AB	0.830%	9/16/13	25,000,000	25,033,808	(c)
Svenska Handelsbanken AB	0.240%	10/21/13	100,000,000	100,000,000
Toronto Dominion Bank NY	0.260%	6/12/13	25,000,000	25,000,000
Toronto Dominion Bank NY	0.276%	7/26/13	75,000,000	75,000,000	(c)
Toronto Dominion Bank NY	0.230%	8/7/13	75,000,000	75,000,000
Toronto Dominion Bank NY	0.280%	9/13/13	150,000,000	150,000,000	(c)
Toronto Dominion Bank NY	0.230%	11/7/13	76,000,000	76,000,000
UBS AG Stamford Branch	0.325%	10/2/13	140,000,000	140,000,000
UBS AG Stamford Branch	0.315%	10/9/13	80,000,000	80,000,000
Wells Fargo Bank N.A.	0.210%	9/9/13	250,000,000	250,000,000
Wells Fargo Bank N.A.	0.200%	10/7/13	50,000,000	50,000,000

Total Certificates of Deposit				4,277,335,433

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit (Euro) - 0.9%
National Australia Bank Ltd.	0.285%	6/14/13	$150,000,000	$150,000,229

Commercial Paper - 42.1%
ANZ National International Ltd.	0.363%	12/6/13	125,000,000	125,000,000	(b)(c)
ASB Finance Ltd.	0.352%	10/4/13	65,000,000	65,000,970	(b)(c)
ASB Finance Ltd.	0.314%	2/19/14	25,000,000	25,000,000	(b)(c)
Australia & New Zealand Banking Group	0.200%	6/12/13	10,000,000	9,999,500	(a)(b)
Automatic Data Processing Inc.	0.060 - 0.070%	6/5/13	400,000,000	399,998,556	(a)(b)
Bank of Nova Scotia	0.200%	6/18/13	85,400,000	85,392,883	(a)
Bank of Tokyo-Mitsubishi UFJ NY	0.120%	6/7/13	265,000,000	265,000,000
BNP Paribas Finance Inc.	0.100%	6/3/13	125,000,000	125,000,000	(a)
BPCE SA	0.230%	6/12/13	100,000,000	99,994,250	(a)(b)
BPCE SA	0.310%	8/9/13	120,000,000	119,930,767	(a)(b)
Caisse des Depots et Consignations	0.260%	8/12/13	200,000,000	199,898,889	(a)(b)
Commonwealth Bank of Australia	0.250%	7/22/13	150,000,000	149,948,959	(a)(b)
Commonwealth Bank of Australia	0.235%	10/11/13	75,000,000	74,936,354	(a)(b)
Commonwealth Bank of Australia	0.230%	10/24/13	50,000,000	49,954,319	(a)(b)
Commonwealth Bank of Australia	0.331%	12/2/13	50,000,000	49,994,902	(b)(c)
Credit Agricole North America Inc.	0.110%	6/3/13	250,000,000	250,000,000	(a)
DBS Bank Ltd.	0.240%	6/3/13	100,000,000	100,000,000	(a)(b)
DBS Bank Ltd.	0.250%	6/5/13	175,000,000	174,997,569	(a)(b)
DBS Bank Ltd.	0.225%	8/13/13	85,000,000	84,962,281	(a)(b)
DBS Bank Ltd.	0.240%	11/4/13	15,000,000	14,984,600	(a)(b)
DBS Bank Ltd.	0.270%	11/15/13	25,000,000	24,969,063	(a)(b)
Deutsche Bank Financial LLC	0.401%	7/23/13	100,000,000	99,944,444	(a)
Deutsche Bank Financial LLC	0.381%	9/23/13	100,000,000	99,881,778	(a)
Deutsche Bank Financial LLC	0.310%	10/30/13	40,000,000	39,948,678	(a)
DnB NOR Bank ASA	0.300 - 0.310%	6/26/13	122,000,000	121,976,157	(a)(b)
DnB NOR Bank ASA	0.240%	11/15/13	150,000,000	149,835,000	(a)(b)
Export Development Corp.	0.170%	10/7/13	50,000,000	49,970,250	(a)
General Electric Capital Corp.	0.240%	8/23/13	50,000,000	49,973,000	(a)
HSBC Americas Inc.	0.300%	8/12/13	55,000,000	54,967,917	(a)
HSBC Americas Inc.	0.300%	8/13/13	50,000,000	49,970,417	(a)
HSBC Bank PLC	0.373%	11/29/13	100,000,000	100,000,000	(b)(c)
HSBC Bank PLC	0.366%	1/22/14	48,000,000	48,000,000	(b)(c)
ING U.S. Funding LLC	0.150%	6/11/13	200,000,000	199,993,334	(a)
ING U.S. Funding LLC	0.361%	8/1/13	19,837,000	19,825,296	(a)
ING U.S. Funding LLC	0.250%	9/4/13	50,000,000	49,967,708	(a)
ING U.S. Funding LLC	0.240%	9/10/13	46,275,000	46,244,458	(a)
ING U.S. Funding LLC	0.230%	9/17/13	50,000,000	49,966,139	(a)
National Australia Funding Delaware Inc.	0.050%	6/3/13	450,000,000	450,000,000	(a)(b)
Natixis U.S. Finance Corp.	0.140%	6/3/13	174,000,000	174,000,000	(a)
Nestle Finance International Ltd.	0.200%	10/2/13	125,000,000	124,915,972	(a)
Nestle Finance International Ltd.	0.200%	10/17/13	140,000,000	139,894,222	(a)
NRW Bank	0.200%	6/28/13	173,000,000	172,975,972	(a)(b)
NRW Bank	0.200%	7/25/13	190,000,000	189,945,111	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.150%	6/28/13	23,640,000	23,637,537	(a)
Oversea-Chinese Banking Corp. Ltd.	0.140%	7/1/13	100,000,000	99,989,112	(a)
Oversea-Chinese Banking Corp. Ltd.	0.160%	7/19/13	121,200,000	121,175,221	(a)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/16/13	80,000,000	79,925,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.250%	10/28/13	50,000,000	49,948,958	(a)
Rabobank USA Finance Corp.	0.285%	7/12/13	205,000,000	204,936,706	(a)
Skandinaviska Enskilda Banken AG	0.331 - 0.341%	6/24/13	65,000,000	64,987,108	(a)(b)
Skandinaviska Enskilda Banken AG	0.331 - 0.341%	6/24/13	41,000,000	40,992,107	(a)(b)
Skandinaviska Enskilda Banken AG	0.341%	7/9/13	40,000,000	39,986,400	(a)(b)
Skandinaviska Enskilda Banken AG	0.331%	7/16/13	25,000,000	24,990,146	(a)(b)

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - continued
Skandinaviska Enskilda Banken AG	0.295%	10/31/13	$75,000,000	$74,907,813	(a)(b)
Societe Generale N.A.	0.325%	9/3/13	100,000,000	99,916,944	(a)
Standard Chartered Bank	0.321%	8/2/13	64,575,000	64,540,560	(a)(b)
Svenska Handelsbanken Inc.	0.250%	10/7/13	122,000,000	121,893,250	(a)(b)
Swedbank AB	0.300%	6/28/13	500,000	499,896	(a)
Swedbank AB	0.341%	8/2/13	75,000,000	74,957,500	(a)
Swedbank AB	0.300%	11/15/13	50,000,000	49,931,250	(a)
Swedbank AB	0.270%	11/25/13	50,000,000	49,934,375	(a)
Swedbank AB	0.290%	11/26/13	50,000,000	49,929,111	(a)
Swedish Export Credit	0.255%	6/7/13	25,000,000	24,999,292	(a)
Swedish Export Credit	0.255%	6/10/13	100,000,000	99,995,042	(a)
Swedish Export Credit	0.260%	7/8/13	42,000,000	41,989,383	(a)
Swedish Export Credit	0.195%	8/19/13	50,000,000	49,979,146	(a)
Total Capital SA	0.060%	6/3/13	150,000,000	150,000,000	(a)(b)
Toyota Motor Credit Corp.	0.040%	6/3/13	150,000,000	150,000,000	(a)
Toyota Motor Credit Corp.	0.240%	7/8/13	145,000,000	144,966,167	(a)
Westpac Banking Corp.	0.316%	10/30/13	100,000,000	100,000,000	(b)(c)
Westpac Banking Corp.	0.334%	12/5/13	150,000,000	150,000,000	(b)(c)

Total Commercial Paper				7,226,167,739

Corporate Bonds & Notes - 1.9%
Bank Nederlandse Gemeenten	4.375%	7/24/13	21,756,000	21,868,232
Canadian Imperial Bank of Commerce	1.450%	9/13/13	32,375,000	32,470,084
ING Bank NV, Notes	0.985%	8/14/13	15,000,000	15,018,793	(b)(c)
KFW, Senior Notes	0.208%	6/17/13	65,700,000	65,700,558	(c)
Nordea Bank AB	1.177%	1/14/14	68,300,000	68,684,285	(b)(c)
Wells Fargo Bank N.A.	0.354%	4/22/14	100,000,000	100,000,000	(c)
Westpac Banking Corp., Senior Notes	0.655%	9/16/13	30,000,000	30,033,799	(b)(c)

Total Corporate Bonds & Notes				333,775,751

Medium-Term Notes - 0.6%
Toyota Motor Credit Corp.	0.380%	6/13/13	100,000,000	100,000,000	(c)

Supranationals/Sovereigns - 1.0%
European Investment Bank	5.000%	10/15/13	20,000,000	20,350,727
European Investment Bank, Senior Notes	4.250%	7/15/13	50,000,000	50,236,311
Government of Canada	0.170%	10/7/13	50,000,000	49,970,250	(a)
International Bank for Reconstruction & Development	0.200%	5/27/14	50,000,000	49,989,075

Total Supranationals/Sovereigns				170,546,363

Time Deposits - 21.0%
Australia New Zeland Grand Cayman	0.110%	6/3/13	225,000,000	225,000,000
Bank of Nova Scotia	0.060%	6/3/13	400,000,000	400,000,000
Bank of Tokyo Mitsubishi	0.100%	6/3/13	205,000,000	205,000,000
Barclays Bank PLC Grand Cayman	0.070%	6/3/13	50,000,000	50,000,000
BNP Paribas Grand Cayman	0.080%	6/3/13	175,000,000	175,000,000
Branch Banking & Trust Co.	0.050%	6/3/13	350,000,000	350,000,000
CBIC Grand Cayman	0.050%	6/3/13	100,000,000	100,000,000
Credit Agricole	0.110%	6/3/13	250,000,000	250,000,000
DnB NOR Bank ASA	0.080%	6/3/13	194,508,000	194,508,000
Natixis Grand Cayman	0.130%	6/3/13	115,000,000	115,000,000
Nordea Finland Grand Cayman	0.080%	6/3/13	245,000,000	245,000,000
Northern Trust Corp.	0.010%	6/3/13	182,965,000	182,965,000
Skandinaviska Enskilda Cayman	0.090%	6/3/13	230,000,000	230,000,000
Standard Chartered Bank NY	0.090%	6/3/13	280,000,000	280,000,000
Svenska Handelsbanken Grand Cayman	0.080%	6/3/13	155,000,000	155,000,000
Swedbank Grand Cayman	0.090%	6/3/13	435,000,000	435,000,000

Total Time Deposits				3,592,473,000

See Notes to Schedule of Investments.

PRIME CASH RESERVES PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	May 31, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - 1.0%
Federal Home Loan Bank (FHLB)	0.140%	8/28/13	$67,500,000	$67,497,209
Federal Home Loan Bank (FHLB), Notes	0.096%	1/27/14	100,000,000	99,972,949	(c)

Total U.S. Government Agencies				167,470,158

Repurchase Agreements - 6.3%
Barclays Capital Inc., repurchase agreement dated 5/31/13; Proceeds at maturity - $550,002,292; (Fully collateralized by U.S. government obligations, 0.125% due 1/15/23; Market value - $561,000,008)	0.050%	6/3/13	550,000,000	550,000,000
Interest in $1,200,000,000 joint tri-party repurchase agreement dated 5/31/13 with RBS Securities Inc.; Proceeds at maturity - $425,002,125; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 06/07/13 to 02/15/43; Market value - $433,500,130)	0.060%	6/3/13	425,000,000	425,000,000
Interest in $250,000,000 joint tri-party repurchase agreement dated 5/31/13 with RBS Securities Inc.; Proceeds at maturity - $100,000,583; (Fully collateralized by various U.S. government obligations, 0.750% to 1.125% due 10/31/17 to 5/31/19; Market value - $102,001,423)	0.070%	6/3/13	100,000,000	100,000,000

Total Repurchase Agreements				1,075,000,000

TOTAL INVESTMENTS - 100.3% (Cost - $17,188,432,328#)				17,188,432,328
Liabilities in Excess of Other Assets - (0.3)%				(45,340,403)

TOTAL NET ASSETS - 100.0%				$17,143,091,925

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Prime Cash Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$17,188,432,328	—	$17,188,432,328

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral.

Notes to Schedule of Investments (unaudited) (continued)

If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2013, the Portfolio did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2013